Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Summary of estimated useful lives property, plant and equipment
%

Lab equipment	15
Computers	33
Office furniture and equipment	6
Leasehold improvements	see below